Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue
Revenue
11.	Revenue
(a)	Disaggregation of revenue

	For the three months ended March 31,
	2022	2023
	RMB	RMB
Upfront franchise fees	8,036	10,693
Continuing franchise fees	151,726	278,429
Sales of hotel supplies and other products	102,267	140,679
Other transactions with the franchisees	11,776	16,997
Manachised hotels revenues	273,805	446,798
Room revenues	100,788	173,754
Food and beverage revenues	9,580	12,263
Others	1,213	1,293
Leased hotels revenues	111,581	187,310
Retail revenues	41,175	112,933
Others	25,553	26,895
Total	452,114	773,936

No geographical information is presented as the operations, customers and long-lived assets of the Group are all located in the PRC.

(b)	Contract balances

i)The following table provides information about accounts receivable from contracts with customers.

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Accounts receivable	152,167	133,708
Less: allowance for doubtful accounts	(19,468)	(19,243)
Accounts receivable, net	132,699	114,465

Changes in the allowance for doubtful accounts is as follows:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
At the beginning of the year/period	14,731	19,468
Cumulative effect of the adoption of ASU 2016-13	—	1,371
Allowance made (reversed) during the year/period	4,737	(1,596)
At the end of the year/period	19,468	19,243

ii)The following table provides information about contracts assets:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Current	8,741	9,227
Non-current	58,288	56,263
Contract assets	67,029	65,490

The contract assets as of December 31, 2022 and March 31, 2023 were related to the Group’s right to consideration for hotel renovation services provided to franchisees to convert their buildings suitable for hotel use. The fees for the renovation services are billed and collected by the Group on monthly basis.

iii)The following table provides information about deferred revenue from contracts with customers.

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Current	202,996	228,812
Non-current	277,841	290,302
Contract liabilities	480,837	519,114

The deferred revenue balances above as of December 31, 2022 and March 31, 2023 were comprised of the following:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Upfront franchise fees	319,537	333,905
Advances from sales of hotel supplies and other products	92,144	106,087
Loyalty program	36,877	33,346
Others	32,279	45,776
Deferred revenue	480,837	519,114

The Company recognized revenues of RMB66,751 and RMB64,502 during the three months ended March 31, 2022 and 2023, which were included in deferred revenue balance at the beginning of each period.

(c)	Revenue allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2022 and March 31, 2023, the Group had RMB319,537 and RMB333,905 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods over 1 to 20 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.

(d)Contract costs

Contract costs capitalized as of December 31, 2022 and March 31, 2023 relate to the incremental sales commissions paid to the Group’s sales personnel whose selling activities resulted in customers entering into franchise and management agreements with the Group. Contract costs are recognized as part of selling and marketing expenses in the consolidated statements of comprehensive income in the period in which revenue from the franchise fees is recognized. The amount of capitalized costs recognized in the condensed consolidated statements of comprehensive income for the three months ended March 31, 2022 and 2023 were RMB2,800 and RMB2,322, respectively.

13.	Revenue
(a)	Disaggregation of revenue

	Years ended December 31,
	2020	2021	2022
	RMB ‘000	RMB ‘000	RMB ‘000
Upfront franchise fees	29,841	32,356	38,066
Continuing franchise fees	351,933	554,227	757,158
Sales of hotel supplies and other products	421,217	514,557	516,865
Other transactions with the franchisees	123,316	119,161	48,754
Manachised hotels revenues	926,307	1,220,301	1,360,843
Room revenues	457,173	579,946	505,557
Food and beverage revenues	36,244	43,641	43,313
Others	3,053	6,651	4,059
Leased hotels revenues	496,470	630,238	552,929
Retail revenues	70,877	191,596	253,607
Others	72,898	105,442	95,604
Total	1,566,552	2,147,577	2,262,983

No geographical information is presented as the operations, customers and long-lived assets of the Group are all located in the PRC.

(b)	Contract balances

i)The following table provides information about accounts receivable from contracts with customers.

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Accounts receivable	114,692	152,167
Less: Allowance for doubtful accounts	(14,731)	(19,468)
Accounts receivable, net	99,961	132,699

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
At the beginning of the year	14,966	14,731
Allowance (reversed) made during the year	(235)	4,737
At the end of the year	14,731	19,468

ii)The following table provides information about contracts assets:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Current	7,171	8,741
Non-current	62,615	58,288
Contract assets	69,786	67,029

The contract assets as of December 31, 2021 and 2022 were related to the Group’s right to consideration for hotel renovation services provided to franchisees to convert their buildings suitable for hotel use. The fees for the renovation services are billed and collected by the Group on monthly basis.

iii)The following table provides information about deferred revenue from contracts with customers.

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Current	233,735	202,996
Non-current	267,909	277,841
Contract liabilities	501,644	480,837

The deferred revenue balances above as of December 31, 2021 and 2022 were comprised of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Upfront franchise fees	303,216	319,537
Advances from sales of hotel supplies and other products	111,633	92,144
Loyalty program	48,691	36,877
Others	38,104	32,279
Deferred revenue	501,644	480,837

The Group recognized revenues of RMB143,570, RMB160,633 and RMB170,768 during the years ended December 31, 2020, 2021 and 2022, which were included in deferred revenue as of January 1, 2020, 2021 and 2022, respectively.

(c)	Revenue allocated to remaining performance obligation

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2021 and 2022, the Group had RMB303,216 and RMB319,537 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods over 1 to 20 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.